Quarterly Financial Data (Unaudited) Restatement of Previously Issued Financial Statements - Unaudited Condensed Consolidated Statements of Operations (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended					6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Claims recovery income	$ 440		$ 2,759		$ 1,357	$ 1,466	$ 6,479		$ 4,225		$ 4,878		$ 126		$ 255
Claims recovery service income			5,748	[1]	3,971	12,047	498	[1]	17,795	[1]	18,542	[2]	14,500	[2]	13,632	[2]
Total Claims Recovery	440		8,507		5,328	13,513	6,977		22,020		23,420		14,626		13,887
Operating expenses
Cost of claim recoveries	574	[3]	1,198	[3]	702	709	1,972	[3]	1,906	[3]	2,054	[4]	26	[4]	47	[4]
Claims amortization expense	121,008		111,851		38,991	41,708	355,481		153,560		266,929		164		125
Professional fees	2,466		5,904		3,131	5,069	15,611		10,973		18,497		8,502		2,211
Total operating expenses	137,134		133,691		72,643	84,302	424,826		217,993		354,898		21,796		17,216
Operating Loss	(136,694)		(125,184)		(67,315)	(70,789)	(417,849)		(195,973)		(331,478)		(7,170)		(3,329)
Interest expense	(88,279)	[5]	(46,180)	[5]	(24,352)	(34,767)	(204,287)	[5]	(80,947)	[5]	(121,011)		(27,046)		(20,886)
Net loss before provision for income taxes	(224,217)		(105,556)		(105,981)	(119,872)	(609,192)		(225,428)		(401,905)		(33,077)		(24,266)
Provision for income tax benefit (expense)											0		0		0
Net loss	(224,217)		(105,556)		(105,981)	(119,872)	(609,192)	[6]	(225,428)	[6]	(401,905)	[7]	(33,077)	[7]	(24,266)	[7]
Less: Net (income) loss attributable to non-controlling members	204,462		103,484		104,101	117,992	576,301		221,476		394,488		(16)		18
Net loss attributable to controlling members	$ (19,755)		$ (2,072)		$ (1,880)	$ (1,880)	$ (32,891)		$ (3,952)		$ (7,417)		$ (33,093)		$ (24,248)
Class A Common Stock [Member]
Operating expenses
Weighted average shares outstanding, basic	12,703,472		2,761,476		544,291	544,291	7,097,032		2,125,539		2,473,005	[8]
Weighted average shares outstanding, diluted	12,703,472		2,761,476		544,291	544,291	7,097,032		2,125,539		2,473,005	[8]
Basic net income per common share	$ (1.56)		$ (0.75)		$ (3.45)	$ (3.45)	$ (4.63)		$ (1.86)		$ (3)	[8]
Diluted net income per common share	$ (1.56)		(0.75)		$ (3.45)	$ (3.45)	$ (4.63)		(1.86)		$ (3)	[8]
Scenario Adjustment [Member] | Class A Common Stock [Member]
Operating expenses
Basic net income per common share			(0.75)						(1.86)
Diluted net income per common share			$ (0.75)						$ (1.86)
As Reported
Claims recovery income			$ 2,571		$ 1,319	$ 1,428			$ 3,999
Claims recovery service income					3,971	12,047
Total Claims Recovery			8,319		5,290	13,475			21,794
Operating expenses
Cost of claim recoveries			1,160		694	701			1,861
Claims amortization expense			66,331		23,818	26,535			92,866
Professional fees			5,875		3,118	5,056			10,931
Total operating expenses			88,104		57,449	69,108			157,212
Operating Loss			(79,785)		(52,159)	(55,633)			(135,418)
Interest expense			(13,083)		(10,977)	(21,392)			(34,475)
Net loss before provision for income taxes			(27,060)		(77,450)	(91,341)			(118,401)
Provision for income tax benefit (expense)					326	326			326
Net loss			(27,060)		(77,124)	(91,015)			(118,075)
Less: Net (income) loss attributable to non-controlling members			26,597		75,836	89,727			116,324
Net loss attributable to controlling members			$ (463)		$ (1,288)	$ (1,288)			$ (1,751)
As Reported | Class A Common Stock [Member]
Operating expenses
Weighted average shares outstanding, basic			2,761,476		544,291	544,291			2,125,539
Weighted average shares outstanding, diluted			2,761,476		544,291	544,291			2,125,539
Basic net income per common share			$ (0.17)		$ (2.37)	$ (2.37)			$ (0.82)
Diluted net income per common share			$ (0.17)		$ (2.37)	$ (2.37)			$ (0.82)
Restatement Adjustments
Claims recovery income			$ 188		$ 38	$ 38			$ 226
Total Claims Recovery			188		38	38			226
Operating expenses
Cost of claim recoveries			38		8	8			45
Claims amortization expense			45,520		15,173	15,173			60,694
Professional fees			29		13	13			42
Total operating expenses			45,587		15,194	15,194			60,781
Operating Loss			(45,399)		(15,156)	(15,156)			(60,555)
Interest expense			(33,097)		(13,375)	(13,375)			(46,472)
Net loss before provision for income taxes			(78,496)		(28,531)	(28,531)			(107,027)
Provision for income tax benefit (expense)					(326)	(326)			(326)
Net loss			(78,496)		(28,857)	(28,857)			(107,353)
Less: Net (income) loss attributable to non-controlling members			76,887		28,265	28,265			105,152
Net loss attributable to controlling members			$ (1,609)		$ (592)	$ (592)			$ (2,201)
Restatement Adjustments | Class A Common Stock [Member]
Operating expenses
Basic net income per common share			$ (0.58)						$ (1.04)
Diluted net income per common share			$ (0.58)						$ (1.04)

[1]	For the three and nine months ended September 30, 2022, claims recovery service income included $0.0 million and $10.6 million, respectively, of claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the three and nine months ended September 30, 2023. See Note 13, Related Party Transactions, for further details.
[2]	For the years ended December 31, 2022, 2021 and 2020, Claims recovery service income included $10.6 million, $11.5 million, and $13.1 million, respectively, of Claims recovery service income from VRM MSP. See Note 14, Related Party, for further details.
[3]	For both the three and nine months ended September 30, 2023, cost of claim recoveries included $0.3 million of related party expenses. For both the three and nine months ended September 30, 2022, cost of claim recoveries included $0.3 million of related party expenses. This relates to contingent legal expenses earned from claims recovery income pursuant to legal service agreements with the Law Firm. See Note 13, Related Party Transactions, for further details.
[4]	For the year ended December 31, 2022, cost of Claim recoveries included $405 thousand of related party expenses. This relates to contingent legal expenses earned from Claims recovery income pursuant to legal service agreements with the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”). See Note 14, Related Party, for further details. For the years ended December 31, 2021 and 2020, the expenses related to contingent legal expenses were de minimis.
[5]	For three and nine months ended September 30, 2023, interest expense included $67.8 million and $159.2 million, respectively, related to interest expense due to VRM. For the three and nine months ended September 30, 2022, interest expense included $33.1 million and $46.5 million, respectively, related to interest expense due to VRM. See Note 13, Related Party Transactions, for further details.
[6]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.
[7]	Balances include related party transactions. See Note 14, Related Party, for further details.
[8]	Earnings per share information has not been presented for periods prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. Refer to Note 16, Net Loss Per Common Share for further information.